Loans Receivable and Allowance for Loan Losses - Schedule of loans to Directors, Officers and Associates of Such Persons (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Balance, beginning	$ 907	$ 1,140
Loans originated	40
No longer associated persons		(159)
Collection of principal	(76)	(74)
Balance, ending	$ 871	$ 907